INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Schedule of Investments in equity investees

The Group’s investments comprise the following:

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2021	2021
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—	5.00%
Skychain Technologies Inc. (“Skychain”) <1>	—	4,609,500	723,331	15.11%
Maxline Holdings Limited (“Maxline”)	—	—	—	29.00%
Nanyang Herbs Pte. Ltd. (“Nanyang Herbs”) <2>	—	—	—	50.00%
Leading Choice Holdings Limited (“Leading Choice”) <9>	—	—	—	0%

Investments accounted for under cost method:	—	—	—
Smartposting Co, Ltd. (“Smartposting”)	—	—	—	14.55%
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”)	—	—	—	9.90%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Dragonfly Ventures II, L.P. (“Dragonfly”)<3>	—	19,519,950	3,063,106	1.19%
Redblock Inc. (“Redblock”) <4>	—	1,942,860	304,877	1.00%
Plutux Limited (“Plutux”)	—	—	—	8.00%
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”)	—	—	—	9.90%
Shangdong Shanyeyunye Culture Co., Ltd. (“Shanyeyunye”) <10>	—	—	—	10.00%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <11>	—	—	—	9.09%
Shanghai Lingjun Sports Culture Development Co., Ltd. (“Shanghai Lingjun”) <6>	—	6,000,000	941,531	12.76%
Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”) <7>	—	2,000,000	313,844	4.00%
Skychain Technologies Inc. (“Skychain”) <1>	—	10,653,015	1,670,121	15.11%
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <12>	—	—	—	1.28%

Investments accounted for under readily determinable fair values
SMI Vantage(“SMI”) <5>	—	14,850,376	2,330,348	12.6%
FF Intelligent Mobility Global Holdings Ltd. (“FF Intelligent”) <8>	—	14,349,418	2,251,737	*
Total	—	73,915,119	11,598,895

*Less than 1%